YIELDQUEST FUNDS

              Supplement to the Prospectus dated February 22, 2008

     Until further notice, Investor Class shares of the YieldQuest Low Duration Bond Fund and YieldQuest Low Duration Tax-Exempt Bond Fund are not available for investment. These Funds currently offer only Institutional Class shares.

                                   * * * * * *

This supplement and the Prospectus dated February 22, 2008 provide the information a prospective investor should know about the YieldQuest Funds and should be retained for future reference. A Statement of Additional Information dated February 22, 2008 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 877-497-3634.

                       Supplement dated February 22, 2008

                                YIELDQUEST FUNDS

  Supplement to the Statement of Additional Information dated February 22, 2008

     Until further notice, Investor Class shares of the YieldQuest Low Duration Bond Fund and YieldQuest Low Duration Tax-Exempt Bond are not available for investment. These Funds currently offer only Institutional Class shares.

                                   * * * * * *

This supplement and the Prospectus and Statement of Additional Information each dated February 22, 2008 provide the information a prospective investor should know about the YieldQuest Funds and should be retained for future reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at 877-497-3634.

                       Supplement dated February 22, 2008